Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 10.5%
108,508	(1)	Alphabet, Inc. - Class A	$132,503,459	4.3
1,915,359		AT&T, Inc.	72,477,185	2.3
1,220,103		Comcast Corp. – Class A	55,002,243	1.8
487,315		Walt Disney Co.	63,506,891	2.1
			323,489,778	10.5

		Consumer Discretionary: 9.0%
27,212	(1)	Amazon.com, Inc.	47,237,583	1.5
412,228		Hasbro, Inc.	48,927,341	1.6
245,402		McDonald's Corp.	52,690,263	1.7
290,082	(2)	Ralph Lauren Corp.	27,694,129	0.9
537,070		Restaurant Brands International, Inc.	38,207,160	1.3
350,790		Starbucks Corp.	31,016,852	1.0
572,983		TJX Cos., Inc.	31,938,072	1.0
			277,711,400	9.0

		Consumer Staples: 8.4%
974,146		Coca-Cola Co.	53,032,508	1.7
635,402	(2)	Kellogg Co.	40,888,119	1.3
832,846		Mondelez International, Inc.	46,073,041	1.5
692,549		Philip Morris International, Inc.	52,585,245	1.7
533,168		Procter & Gamble Co.	66,315,436	2.2
			258,894,349	8.4

		Energy: 4.4%
546,667		ConocoPhillips	31,149,086	1.0
537,936		Exxon Mobil Corp.	37,983,661	1.2
711,110		Royal Dutch Shell PLC - Class A ADR	41,848,823	1.4
299,271		Valero Energy Corp.	25,509,860	0.8
			136,491,430	4.4

		Financials: 12.9%
387,894		Discover Financial Services	31,454,324	1.0
239,834		Goldman Sachs Group, Inc.	49,700,800	1.6
762,739		Hartford Financial Services Group, Inc.	46,229,611	1.5
601,588		Intercontinental Exchange, Inc.	55,508,525	1.8
723,429		JPMorgan Chase & Co.	85,140,359	2.7
550,026		Progressive Corp.	42,489,508	1.4
953,277		US Bancorp	52,754,349	1.7
803,088	(2)	Zions Bancorp NA	35,753,478	1.2
			399,030,954	12.9

		Health Care: 13.5%
625,207	(1)	Alcon, Inc.	36,443,316	1.2
219,143		Becton Dickinson & Co.	55,434,413	1.8
892,900	(1)	Boston Scientific Corp.	36,332,101	1.1
923,133		Gilead Sciences, Inc.	58,508,170	1.9
616,927		Johnson & Johnson	79,818,015	2.6
484,868		Medtronic PLC	52,666,362	1.7
563,618	(2)	Novartis AG ADR	48,978,404	1.6
358,957		Zimmer Biomet Holdings, Inc.	49,274,028	1.6
			417,454,809	13.5

		Industrials: 8.6%
167,802		Cummins, Inc.	27,296,351	0.9
312,526		Honeywell International, Inc.	52,879,399	1.7
140,759		Lockheed Martin Corp.	54,904,455	1.8
248,513		Norfolk Southern Corp.	44,647,846	1.4
189,627	(2)	Old Dominion Freight Line	32,230,901	1.0
152,376		Roper Technologies, Inc.	54,337,282	1.8
			266,296,234	8.6

		Information Technology: 21.6%
221,198	(1)	Adobe, Inc.	61,105,948	2.0
380,213		Analog Devices, Inc.	42,481,199	1.4
705,986		Apple, Inc.	158,119,684	5.1
210,719		Broadcom, Inc.	58,173,194	1.9
397,103		Fidelity National Information Services, Inc.	52,719,394	1.7
113,296		Intuit, Inc.	30,129,938	1.0
486,211	(1)	Micron Technology, Inc.	20,834,141	0.6
1,440,638		Microsoft Corp.	200,291,901	6.5
258,577		Motorola Solutions, Inc.	44,064,107	1.4
			667,919,506	21.6

		Materials: 2.6%
202,507		Air Products & Chemicals, Inc.	44,928,203	1.5
325,556	(2)	BHP Group Ltd. ADR	16,075,955	0.5
151,070		Celanese Corp. - Series A	18,474,351	0.6
			79,478,509	2.6

		Real Estate: 3.2%
246,284		Camden Property Trust	27,339,987	0.9
287,519		Crown Castle International Corp.	39,968,016	1.3
231,157		Mid-America Apartment Communities, Inc.	30,052,722	1.0
			97,360,725	3.2

		Utilities: 4.0%
427,546		Edison International	32,245,520	1.0
385,995		Entergy Corp.	45,300,373	1.5
202,674		NextEra Energy, Inc.	47,221,015	1.5
			124,766,908	4.0

		Total Common Stock
		(Cost $2,500,440,025)	3,048,894,602	98.7

		OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	–	–

		Total Other
		(Cost $–)	–	–

		Total Long-Term Investments
		(Cost $2,500,440,025)	3,048,894,602	98.7

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
		Commercial Paper: 0.1%
700,000	(6)	Barclays PLC, 2.140%, 11/22/2019	$697,857	0.0
800,000	(6)	BNP Paribas, 2.230%, 11/26/2019	797,496	0.1
550,000	(6)	DBS Group Holdings Ltd., 2.230%, 11/06/2019	548,812	0.0
775,000	(6)	Group BPCE, 2.210%, 12/03/2019	772,265	0.0
550,000	(6)	Mouvement des caisses Desjardins, 2.220%, 11/01/2019	548,973	0.0
			3,365,403	0.1

		Floating Rate Notes: 0.4%
850,000	(6)	Bank of Montreal, 2.220%, 02/26/2020	850,041	0.1
254,000	(6)	Bedford Row Funding, 2.120%, 11/25/2019	253,990	0.0
1,000,000	(6)	Bedford Row Funding, 2.130%, 12/16/2019	999,965	0.1
300,000	(6)	Coöperatieve Rabobank U.A., 2.120%, 10/23/2019	299,992	0.0
875,000	(6)	Crédit Industriel et Commercial, 2.140%, 10/23/2019	875,004	0.1
700,000	(6)	Credit Suisse Group AG, 2.000%, 01/16/2020	699,958	0.0
600,000	(6)	DNB ASA, 2.140%, 12/06/2019	599,957	0.0
350,000	(6)	DNB ASA, 2.270%, 03/04/2020	349,969	0.0
675,000	(6)	HSBC Holdings PLC, 2.180%, 12/27/2019	675,056	0.0
700,000	(6)	Lloyds Bank PLC, 2.150%, 12/10/2019	699,978	0.0
250,000	(6)	Lloyds Bank PLC, 2.170%, 01/15/2020	249,995	0.0
300,000	(6)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	299,997	0.0
298,000	(6)	Mizuho Financial Group Inc., 2.160%, 10/15/2019	297,999	0.0
300,000	(6)	Mizuho Financial Group Inc., 2.170%, 11/27/2019	300,006	0.0
800,000	(6)	National Bank Of Canada, 2.210%, 02/27/2020	799,909	0.0
300,000	(6)	Oversea-Chinese Banking Corp., Ltd., 2.160%, 10/07/2019	300,001	0.0
950,000	(6)	Societe Generale, 2.220%, 12/02/2019	950,015	0.1
500,000	(6)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	499,998	0.0
337,000	(6)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	336,998	0.0

450,000	(6)	The Sumitomo Mitsui Financial Group, 2.180%, 01/10/2020	449,940	0.0
800,000	(6)	Toronto-Dominion Bank, 2.140%, 12/10/2019	799,959	0.0
775,000	(6)	Toronto-Dominion Bank, 2.150%, 12/23/2019	774,985	0.0
300,000	(6)	U.S. Bancorp, 2.120%, 11/25/2019	299,978	0.0
835,000	(6)	Wells Fargo & Co., 2.180%, 12/03/2019	834,955	0.0
			13,498,645	0.4

		Repurchase Agreements: 1.2%
7,571,717	(6)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $7,572,209, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $7,723,660, due 09/01/24-08/01/49)	7,571,717	0.3
12,878,177	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $12,879,024, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,135,740, due 10/25/19-07/15/61)	12,878,177	0.4
12,878,177	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $12,879,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $13,135,741, due 10/15/19-09/01/49)	12,878,177	0.4

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,636,616	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $3,636,867, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,709,358, due 04/15/21-09/09/49)	$3,636,616	0.1
			36,964,687	1.2

		Certificates of Deposit: 0.1%
800,000	(6)	Deutscher Sparkassen- und Giroverband, 2.120%, 11/20/2019	800,006	0.1
675,000	(6)	The Norinchukin Bank, 2.210%, 12/05/2019	675,149	0.0
			1,475,155	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
39,982,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $39,982,000)	39,982,000	1.3

	Total Short-Term Investments
	(Cost $95,285,890)	95,285,890	3.1

	Total Investments in Securities (Cost $2,595,725,915)	$3,144,180,492	101.8
	Liabilities in Excess of Other Assets	(54,832,668)	(1.8)
	Net Assets	$3,089,347,824	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2019.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$3,048,894,602	$–	$–	$3,048,894,602
Other	–	–	–	–
Short-Term Investments	39,982,000	55,303,890	–	95,285,890
Total Investments, at fair value	$3,088,876,602	$55,303,890	$–	$3,144,180,492

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,598,333,304.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$589,021,720
Gross Unrealized Depreciation	(43,174,532)

Net Unrealized Appreciation	$545,847,188